Debt and Capital Lease Obligations (Tables)	12 Months Ended
Jan. 31, 2018
Debt Disclosure [Abstract]
Long term debt
Debt and capital lease obligations consisted of the following:

	January 31,
(in thousands)	2018	2017
Revolving credit facility	$77,000	$177,500
Senior Notes	227,000	227,000
2015 VIE Asset-backed Class A Notes	—	12,166
2015 VIE Asset-backed Class B Notes	—	165,900
2016-A VIE Asset-backed Class A Notes	—	64,732
2016-A VIE Asset-backed Class B Notes	—	70,510
2016-A VIE Asset-backed Class C Notes	—	70,510
2016-B VIE Asset-backed Class A Notes	—	256,513
2016-B VIE Asset-backed Class B Notes	73,589	111,960
2017-A VIE Asset-backed Class A Notes	59,794	—
2017-A VIE Asset-backed Class B Notes	106,270	—
2017-A VIE Asset-backed Class C Notes	50,340	—
2017-B VIE Asset-backed Class A Notes	292,663	—
2017-B VIE Asset-backed Class B Notes	132,180	—
2017-B VIE Asset-backed Class C Notes	78,640	—
Capital lease obligations	4,949	2,393
Total debt and capital lease obligations	1,102,425	1,159,184
Less:
Discount on debt	(2,527)	(3,089)
Deferred debt issuance costs	(8,886)	(10,853)
Current maturities of capital lease obligations	(907)	(849)
Long-term debt and capital lease obligations	$1,090,105	$1,144,393

Aggregate maturities of long-term debt
Future maturities of debt, excluding capital lease obligations and the annual payments contractually required on the ABS notes, as of January 31, 2018 are as follows:

(in thousands)
Year ended January 31,
2019	$—
2020	210,383
2021	398,933
2022	182,520
2023	305,640
Total	$1,097,476

Schedule of Asset-Backed Notes
The asset-backed notes consisted of the following:

Asset-Backed Notes	Original Principal Amount	Original Net Proceeds(1)	Issuance Date	Maturity Date	Contractual Interest Rate	Effective Interest Rate(2)
2016-B Class B Notes	111,960	108,586	10/6/2016	3/15/2019	7.34%	8.10%
2017-A Class A Notes	313,220	304,451	4/19/2017	7/15/2019	2.73%	5.13%
2017-A Class B Notes	106,270	103,300	4/19/2017	2/15/2020	5.11%	5.91%
2017-A Class C Notes	50,340	48,919	4/19/2017	10/15/2021	7.40%	8.01%
2017-B Class A Notes	361,400	358,945	12/20/2017	7/15/2020	2.73%	4.32%
2017-B Class B Notes	132,180	131,281	12/20/2017	4/15/2021	4.52%	5.46%
2017-B Class C Notes	78,640	77,843	12/20/2017	11/15/2022	5.95%	6.80%
Total	$1,154,010	$1,133,325

(1)	After giving effect to debt issuance costs and restricted cash held by the VIEs.

(2)	For the year ended January 31, 2018, and inclusive of the impact of changes in timing of actual and expected cash flows.

Schedule of debt covenants
A summary of the significant financial covenants that govern our revolving credit facility, as amended, compared to our actual compliance status at January 31, 2018 is presented below:

	Actual	Required Minimum/ Maximum
Interest Coverage Ratio must equal or exceed minimum	3.29:1.00	1.25:1.00
Leverage Ratio must not exceed maximum	2.46:1.00	4.00:1.00
ABS Excluded Leverage Ratio must not exceed maximum	1.09:1.00	2.00:1.00
Cash Recovery Percent must exceed stated amount	4.80%	4.20%
Capital Expenditures, net, must not exceed maximum	$9.8 million	$75.0 million